UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4840

The Tocqueville Trust
(Exact name of registrant as specified in charter)

The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

Robert W. Kleinschmidt
The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Name and address of agent for service)

212-698-0800
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2010

Item 1. Schedule of Investments.

The Tocqueville Fund
Schedule of Investments as of July 31, 2010
(Unaudited)

Shares		Value
	COMMON STOCKS - 98.1%
	Automobiles & Components - 1.2%
75,000	Toyota Motor Corp. - ADR (b)	$5,267,250
	Banks - 3.8%
300,000	Banco Santander SA - ADR (b)	3,831,000
250,000	East West Bancorp, Inc.	3,897,500
1,000,000	Mitsubishi UFJ Financial Group, Inc. - ADR (b)	4,980,000
400,000	Wilmington Trust Corp.	4,056,000
		16,764,500
	Capital Goods - 9.8%
50,000	3M Co.	4,277,000
75,000	The Boeing Co.	5,110,500
1,000,000	General Electric Co.	16,120,000
150,000	Illinois Tool Works, Inc.	6,525,000
300,000	Masco Corp.	3,084,000
75,000	Rockwell Automation, Inc.	4,061,250
125,000	Tyco International Ltd. (b)	4,785,000
		43,962,750
	Commercial & Professional Services - 1.5%
1,000,000	Steelcase, Inc.	6,910,000
	Consumer Services - 0.9%
100,000	Yum! Brands, Inc.	4,130,000
	Diversified Financials - 3.2%
150,000	American Express Co.	6,696,000
300,000	The Bank of New York Mellon Corp.	7,521,000
		14,217,000
	Energy - 8.5%
50,000	Anadarko Petroleum Corp.	2,458,000
150,000	Chesapeake Energy Corp.	3,154,500
200,000	Exxon Mobil Corp.	11,936,000
150,000	Murphy Oil Corp.	8,212,500
150,000	Schlumberger Ltd. (b)	8,949,000
75,000	Transocean Ltd. (a)(b)	3,465,750
		38,175,750
	Food, Beverage & Tobacco - 6.9%
225,000	Campbell Soup Co.	8,077,500
150,000	The Coca-Cola Co.	8,266,500
300,000	Kraft Foods, Inc.	8,763,000
100,000	Unilever NV - ADR (b)	2,949,000
200,000	Zhongpin, Inc. (a)(b)	2,944,000
		31,000,000
	Health Care Equipment & Services - 1.0%
125,000	St. Jude Medical, Inc. (a)	4,596,250
	Household & Personal Products - 3.9%
100,000	Colgate-Palmolive Co.	7,898,000
150,000	Kimberly-Clark Corp.	9,618,000
		17,516,000
	Insurance - 2.9%
75,000	Aflac, Inc.	3,689,250
125,000	The Allstate Corp.	3,530,000
400,000	Fidelity National Financial, Inc.	5,908,000
		13,127,250

	Materials - 13.8%
75,000	BHP Billiton Ltd. - ADR (b)	5,417,250
150,000	Cliffs Natural Resources, Inc.	8,485,500
300,000	EI du Pont de Nemours & Co.	12,201,000
90,000	Minefinders Ltd. (a)(b)	771,300
300,000	Newmont Mining Corp.	16,770,000
175,000	Owens-Illinois, Inc. (a)	4,838,750
200,000	Sonoco Products Co.	6,540,000
200,000	W.R. Grace & Co. (a)	5,134,000
100,000	Weyerhaeuser Co.	1,622,000
		61,779,800
	Media - 0.9%
10,000	The Washington Post Co.	4,204,900
	Pharmaceuticals, Biotechnology & Life Sciences - 8.4%
128,465	Genzyme Corp. (a)	8,936,025
300,000	Isis Pharmaceuticals, Inc. (a)	2,967,000
150,000	Johnson & Johnson	8,713,500
250,000	King Pharmaceuticals, Inc. (a)	2,190,000
65,360	Myriad Genetics, Inc. (a)	948,374
900,000	Pfizer, Inc.	13,500,000
		37,254,899
	Real Estate - 0.8%
200,000	CB Richard Ellis Group, Inc. (a)	3,400,000
	Retailing - 1.3%
200,000	Home Depot, Inc.	5,702,000
	Semiconductors & Semiconductor Equipment - 4.7%
750,000	Applied Materials, Inc.	8,850,000
500,000	Intel Corp.	10,300,000
500,000	LSI Corp. (a)	2,015,000
		21,165,000
	Software & Services - 9.7%
150,000	Adobe Systems, Inc. (a)	4,308,000
150,000	Automatic Data Processing, Inc.	6,190,500
47,090	Bio-key International, Inc. (a)(c)(d)(e)	-
17,500	Google, Inc. (a)	8,484,875
15,000	Mastercard, Inc.	3,150,600
500,000	Microsoft Corp.	12,905,000
300,000	Symantec Corp. (a)	3,891,000
300,000	Total Systems Services, Inc.	4,473,000
		43,402,975
	Technology Hardware & Equipment - 6.7%
60,000	Canon, Inc. - ADR (b)	2,599,200
500,000	Cisco Systems, Inc. (a)	11,535,000
450,000	Corning, Inc.	8,154,000
50,000	Hitachi Ltd. - ADR (a)(b)	2,091,500
400,000	Nokia OYJ - ADR (b)	3,804,000
50,000	QUALCOMM, Inc.	1,904,000
		30,087,700
	Telecommunication Services - 2.2%
550,000	Alaska Communications Systems Group, Inc. (f)	5,093,000
200,000	Vodafone Group PLC - ADR (b)	4,696,000
		9,789,000
	Transportation - 2.2%
150,000	United Parcel Service, Inc.	9,750,000
	Utilities - 3.5%
300,000	Nextera Energy, Inc.	15,690,000
	TOTAL COMMON STOCKS (Cost $442,099,103)	437,893,024

	WARRANTS - 0.0%
	Communication Equipment - 0.0%
39,375	Emcore Corp. (a)(d)	-
	Expiration: February 19, 2013, Exercise Price: $15.06
	Capital Goods - 0.0%
	Raytheon Co.
1,581	Expiration: June 6, 2011, Exercise Price: $37.50 (a)	17,391
	TOTAL WARRANTS (Cost $0)	17,391

Principal
Amount	Repurchase Agreement - 1.3%
$ 5,842,000	Repurchase Agreement with U.S. Bank, N.A., 0.01%
	dated 7/30/2010, due 8/02/2010, collateralized by:
	Fannie Mae Conventional Level Pay 15 Year Fixed (Pool #555745)
	valued at $5,958,842.
	Repurchase proceeds of $5,842,005.
	(Cost $5,842,000)
	TOTAL SHORT TERM INVESTMENTS (Cost $5,842,000)	5,842,000

	Total Investments (Cost $447,941,103) - 99.4%	443,752,415
	Other Assets in Excess of Liabilities - 0.6%	4,287,394
	TOTAL NET ASSETS - 100.0%	$448,039,809

	The accompanying footnotes are an integral part of these Schedules of Investments

	Percentages are stated as a percent of net assets.
ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: Australia 1.2%; Britain 1.1%; China 0.7%; Canada 0.2%; Finland 0.8%; Japan 3.4%; Netherlands 0.7%;
	Spain 0.9%; Switzerland 1.8%.
(c)	Denotes a security is either fully or partially restricted to resale. The aggregate value of restricted securities at July 31, 2010 was $0 which represented 0.0% of net assets.
(d)	Fair valued security. The aggregate value of fair valued securities as of July 31, 2010 was $0 which represented 0.0% of net assets.
(e)	Security is considered illiquid and may be difficult to sell.
(f)	Affiliated company. See Footnote 3.

The Tocqueville Small Cap Fund
Schedule of Investments as of July 31, 2010
(Unaudited)

Shares		Value
	COMMON STOCKS - 99.4%
	Banks - 2.7%
16,500	Pinnacle Financial Partners, Inc. (a)	$166,485
42,000	Umpqua Holdings Corp.	526,260
		692,745
	Capital Goods - 2.9%
2,000	Alliant Techsystems, Inc. (a)	134,320
20,000	Ceradyne, Inc. (a)	465,000
8,000	Harbin Electric, Inc. (a)	146,960
		746,280
	Chemical Manufacturing - 0.6%
2,000	CARBO Ceramics, Inc.	160,400
	Commercial & Professional Services - 2.3%
4,600	Clean Harbors, Inc. (a)	290,536
60,000	EnergySolutions, Inc.	301,800
		592,336
	Consumer Durables & Apparel - 2.4%
4,000	Columbia Sportswear Co.	196,040
3,000	Lululemon Athletica, Inc. (a)	124,440
5,000	Tempur Pedic International, Inc. (a)	153,350
3,500	Tupperware Brands Corp.	137,865
		611,695
	Consumer Services - 2.6%
1,200	Chipotle Mexican Grill, Inc. (a)	177,480
3,000	Home Inns & Hotels Management, Inc. - ADR (a)	126,210
5,000	Hyatt Hotels Corp. (a)	195,550
8,000	Texas Roadhouse, Inc. (a)	107,840
3,000	Wyndham Worldwide Corp.	76,590
		683,670
	Diversified Financials - 2.1%
12,000	Blackstone Group LP	133,800
6,500	Lazard Ltd.	192,855
6,500	MSCI, Inc. (a)	209,755
		536,410
	Energy - 12.1%
8,000	Bill Barrett Corp. (a)	283,040
12,000	Brigham Exploration Co. (a)	207,120
3,500	Cameron International Corp. (a)	138,565
2,000	Core Laboratories	154,500
6,500	Dril-Quip, Inc. (a)	339,820
6,000	Northern Oil and Gas, Inc. (a)	88,080
9,500	Oceaneering International, Inc. (a)	470,060
15,000	Plains Exploration & Production Co. (a)	338,250
7,000	Pride International, Inc. (a)	166,530
45,000	Tetra Technologies, Inc. (a)	468,900
7,000	Unit Corp. (a)	286,300
30,000	Vaalco Energy, Inc.	179,100
		3,120,265
	Food, Beverage & Tobacco - 1.8%
2,000	Boston Beer Co., Inc. (a)	138,720
16,000	The Hain Celestial Group, Inc. (a)	336,960
		475,680

	Health Care Equipment & Services - 9.4%
9,000	Air Methods Corp. (a)	285,750
45,000	Allscripts-Misys Healthcare Solutions, Inc. (a)	751,050
4,000	Bio-Reference Labs, Inc. (a)	83,880
12,500	Greatbatch, Inc. (a)	282,250
3,500	Patterson Companies, Inc.	93,380
3,000	Sirona Dental Systems, Inc. (a)	92,340
17,250	Thoratec Corp. (a)	634,455
14,000	Wright Medical Group, Inc. (a)	218,540
		2,441,645
	Household & Personal Products - 3.5%
2,500	Church & Dwight, Inc.	165,675
3,000	Herbalife Ltd.	148,920
16,500	WD-40 Co.	599,940
		914,535
	Materials - 5.8%
25,000	Brush Engineered Materials, Inc. (a)	596,250
36,400	Landec Corp. (a)(b)	234,780
13,000	Minerals Technologies, Inc.	678,210
		1,509,240
	Media - 1.0%
8,000	Dreamworks Animation SKG, Inc. (a)	249,280
	Pharmaceuticals, Biotechnology & Life Sciences - 14.2%
70,000	Alkermes, Inc. (a)	903,000
13,500	Human Genome Sciences, Inc. (a)	350,190
87,900	Inspire Pharmaceuticals, Inc. (a)	443,895
50,200	Isis Pharmaceuticals, Inc. (a)	496,478
40,000	King Pharmaceuticals, Inc. (a)	350,400
15,000	Myriad Genetics, Inc. (a)	217,650
23,000	Pharmaceutical Product Development, Inc.	557,980
7,000	United Therapeutics Corp. (a)	342,230
		3,661,823
	Retailing - 5.5%
50,000	1-800-FLOWERS.com, Inc. (a)(b)	111,500
4,500	LKQ Corp. (a)	89,010
5,000	Petsmart, Inc.	155,250
1,000	priceline.com, Inc. (a)	224,400
10,700	Tractor Supply Co.	743,757
4,000	Ulta Salon Cosmetics & Fragrance, Inc. (a)	101,040
		1,424,957
	Semiconductors & Semiconductor Equipment - 7.7%
3,000	Cavium Network, Inc.	80,490
3,000	Netlogic Microsystems, Inc. (a)	88,680
100,000	Silicon Image, Inc. (a)(b)	426,000
67,000	Ultratech, Inc. (a)(b)	1,210,690
4,000	Veeco Instruments, Inc. (a)	173,200
		1,979,060
	Software & Services - 19.8%
30,000	Fair Isaac Corp.	715,500
15,000	Global Payments, Inc.	565,950
251,100	Openwave Systems, Inc. (a)	509,733
36,400	Parametric Technology Corp. (a)	653,016
2,500	Rosetta Stone, Inc. (a)	53,575
106,500	TeleCommunication Systems, Inc. (a)	382,335
20,000	TeleTech Holdings, Inc. (a)	278,000
67,000	TIBCO Software, Inc. (a)	908,520
50,000	ValueClick, Inc. (a)	547,500
27,000	Websense, Inc. (a)	501,120
		5,115,249

	Technology Hardware & Equipment - 0.4%
2,000	Netgear, Inc. (a)	48,000
10,000	ShoreTel, Inc. (a)	50,000
		98,000
	Transportation - 2.6%
19,000	Arkansas Best Corp.	428,830
7,500	JetBlue Airways Corp. (a)	48,225
5,000	Kansas City Southern (a)	183,500
		660,555
	TOTAL COMMON STOCKS (Cost $24,450,786)	25,673,825

Principal	SHORT TERM INVESTMENTS - 0.2%
Amount	Repurchase Agreement - 0.2%
$ 57,000	Repurchase Agreement with U.S. Bank, N.A., 0.01%
	dated 7/30/2010, due 8/02/2010, collateralized by:
	Fannie Mae Conventional Level Pay 15 Year Fixed (Pool #555745)
	valued at $58,261.
	Repurchase proceeds of $57,000.
	(Cost $57,000)
	TOTAL SHORT TERM INVESTMENTS (Cost $57,000)	57,000

	Total Investments (Cost $24,507,786) - 99.6%	25,730,825
	Other Assets in Excess of Liabilities - 0.4%	110,216
	TOTAL NET ASSETS - 100.0%	$25,841,041

	Percentages are stated as a percent of net assets.

ARD	American Depository Receipt
(a)	Non-income producing security.
(b)	Affiliated company. See Footnote 3.

The accompanying notes are an integral part of these financial statements.

The Tocqueville International Value Fund
Schedule of Investments as of July 31, 2010
(Unaudited)

Shares		Value
	COMMON STOCKS - 91.5%
	Australia - 1.1%
20,000	BHP Billiton Ltd. - ADR	$1,444,600
	Belgium - 6.3%
13,500	Bekaert SA	2,936,198
17,063	Groupe Bruxelles Lambert SA	1,326,136
21,500	Solvay SA	2,104,135
56,000	Umicore	1,888,633
		8,255,102
	Brazil - 4.1%
70,000	Petroleo Brasileiro SA - ADR	2,548,000
100,000	Vale SA - ADR	2,780,000
		5,328,000
	Finland - 1.3%
170,000	Nokia Corp. - ADR	1,616,700
	France - 13.1%
8,000	Bollore	1,436,595
55,000	Cie De St.-Gobain	2,341,211
80,870	Haulotte Group SA	789,341
120,000	Metropole Television SA	2,660,776
40,000	Sanofi-Aventis SA	2,323,260
65,000	Total SA - ADR	3,290,950
55,000	Veolia Environnement - ADR	1,463,000
120,000	Vivendi SA	2,884,397
		17,189,530
	Germany - 5.2%
69,000	Kloeckner & Co. SE (a)	1,428,789
22,800	Siemens AG - ADR	2,220,492
210,000	Wacker Neuson SE (a)	3,119,747
		6,769,028
	Hong Kong - 3.7%
1,510,000	Clear Media Ltd. (a)	923,399
250,000	Hongkong Electric Holdings Ltd.	1,514,323
25,370,000	PYI Corp. Ltd. (a)	832,874
347,750	Television Broadcasts Ltd.	1,611,715
		4,882,311
	Indonesia - 1.7%
58,000	Telekomunikasi Indonesia Tbk PT - ADR	2,177,320
	Ireland - 2.6%
138,105	DCC PLC	3,409,567
	Italy - 4.7%
1,035,000	CIR - Compagnie Industriali Riunite SpA (a)	1,955,706
492,068	Interpump Group SpA (a)	2,661,144
565,000	Sogefi SpA (a)	1,520,420
		6,137,270
	Japan - 19.9%
234,000	Amada Co. Ltd.	1,530,297
150,000	Bridgestone Corp.	2,685,919
70,000	Canon, Inc. - ADR	3,032,400
625,000	Hitachi Ltd.	2,546,444
343,500	Kyoto Kimono Yuzen Co. Ltd.	3,419,295
92,500	MISUMI Group, Inc.	1,779,443

500,500	Nippon Express Co. Ltd.	2,039,192
162,000	Omron Corp.	3,907,726
24,000	SMC Corp.	3,177,962
100,000	Takata Corp.	1,978,124
		26,096,802
	Jersey - 2.0%
270,000	Experian PLC	2,658,523
	Mexico - 2.2%
60,000	Fomento Economico Mexicano S.A.B. de C.V. - ADR	2,920,800
	Netherlands - 4.4%
30,931	Nutreco Holding NV	1,868,871
131,500	Unilever NV - ADR	3,877,935
		5,746,806
	South Africa - 0.5%
50,000	Gold Fields Ltd. - ADR	676,500
	Spain - 3.5%
190,000	Banco Santander SA - ADR	2,426,300
255,000	Sol Melia SA	2,131,729
		4,558,029
	Switzerland - 3.1%
80,000	Nestle SA	3,955,073
1,992	Pargesa Holdings SA	136,918
		4,091,991
	Thailand - 1.7%
2,365,100	BEC World PCL	2,198,389
	United Kingdom - 5.6%
350,000	3i Group PLC	1,560,279
192,266	Interserve PLC	597,352
600,000	Invensys PLC	2,513,769
115,000	Vodafone Group PLC - ADR	2,700,200
		7,371,600
	United States - 4.8%
70,000	Newmont Mining Corp.	3,913,000
40,000	Schlumberger Ltd.	2,386,400
		6,299,400
	TOTAL COMMON STOCKS (Cost $113,596,851)	119,828,268

	WARRANTS - 0.1%
	Italy - 0.1%
	Interpump Group SpA
105,240	Expiration: October, 2011, Exercise Price: EUR 2.50 (a)	82,218
	TOTAL WARRANTS (Cost $0)	82,218

	SHORT TERM INVESTMENTS - 8.3%
	Money Market Funds - 3.8%
4,933,521	AIM STIT Treasury Portfolio, 0.03%	4,933,521

Principal
Amount	Repurchase Agreement - 4.5%
$ 5,895,000	Repurchase Agreement with U.S. Bank, N.A., 0.01%
	dated 7/30/2010, due 8/02/2010, collateralized by:
	Freddie Mac Conventional 15 Years Fixed (Pool #E99430)
	valued at $6,013,199.
	Repurchase proceeds of $5,895,005.
	(Cost $5,895,000)	5,895,000
	TOTAL SHORT TERM INVESTMENTS (Cost $10,828,521)	10,828,521

	Total Investments (Cost $124,425,372) - 99.9%	130,739,007
	Other Assets in Excess of Liabilities - 0.1%	196,170
	TOTAL NET ASSETS - 100.0%	$130,935,177

	The accompanying notes are an integral part of these Schedules of Investments

	Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
(a)	Non-income producing security.

The Tocqueville Gold Fund
Schedule of Investments as of July 31, 2010
(Unaudited)

Shares		Value
	COMMON STOCKS - 83.8%
	Oil, Gas & Consumable Fuels - 0.1%
	Canada - 0.1%
1,337,800	Geomark Exploration Ltd.	1,041,039
	Total Oil, Gas & Consumable Fuels	1,041,039

	Gold & Gold Related - 76.3%
	Australia - 7.7%
15,271,500	Andean Resources Ltd. (a)	51,119,610
9,830,000	Centamin Egypt Ltd. (a)	23,418,660
1,544,785	Eldorado Gold Corp. (a)	24,708,957
5,964,000	Ivanhoe Australia Ltd. (a)	15,971,050
		115,218,277
	Canada - 53.4%
662,837	Agnico Eagle Mines Ltd. (a)	36,977,012
2,615,100	Alamos Gold, Inc. (a)	39,351,780
23,860,000	Allied Gold Ltd. (a)	7,194,786
5,181,100	Banro Corp. (a)(b)	9,071,524
666,200	Barrick Gold Corp.	27,380,820
280,000	Detour Gold Corp. (a)	6,525,753
3,781,000	East Asia Minerals Corp. (a)	21,883,128
2,026,800	Eldorado Gold Corp. (a)	32,924,041
4,035,500	European Goldfields Ltd. (a)	28,223,574
1,435,900	Franco-Nevada Corp.	43,759,299
1,118,050	Goldcorp, Inc.	43,760,477
3,916,796	IAMGOLD Corp. (a)	61,758,925
2,493,136	International Tower Hill Mines Ltd. (a)(b)	15,617,719
1,666,667	International Tower Hill Mines Ltd (a)(b)(d)	10,168,120
4,467,000	Ivanhoe Mines Ltd (a)	78,820,466
4,621,000	Mala Noche Resources (a)(c)(d)(e)	26,969,505
1,041,000	Minefinders Corp. (a)	8,961,480
1,441,400	Nevsun Resources Ltd. (a)	5,173,645
500,000	NovaGold Resources, Inc. (a)	3,098,098
2,145,463	Orezone Gold Corp. (a)	1,669,539
7,834,500	Osisko Mining Corp. (a)	99,069,598
833,200	Randgold Resources Ltd. - ADR	74,888,016
1,745,000	Red Back Mining, Inc. (a)	44,166,043
15,387,800	Romarco Minerals, Inc. (a)(b)	25,445,513
16,699,542	Scorpio Mining Corp. (a)(b)	10,863,336
4,900,000	SEMAFO, Inc. (a)	34,031,419
5,000,000	Torex Gold Resources, Inc. (a)(b)	4,717,669
		802,471,285
	Peru - 2.2%
853,600	Cia de Minas Buenaventura SA - ADR	32,957,496
	South Africa - 1.9%
200,000	AngloGold Ashanti Ltd. - ADR	8,104,000
166,249	Gold Fields Ltd.	2,241,265
1,211,500	Gold Fields Ltd. - ADR	16,391,595
1	Harmony Gold Mining Co. Ltd.	10
335,000	Witwatersrand Consolidated Gold Resources Ltd. (a)	2,296,015
		29,032,885

	United States - 11.1%
1,129,848	Allied Nevada Gold Corp. (a)	19,489,878
2,095,552	Electrum Ltd. (a)(c)(d)(e)	11,735,091
150,000	Freeport-McMoRan Copper & Gold, Inc.	10,731,000
5,000,000	Gold Bullion International LLC (a)(c)(d)(e)	5,000,000
2,300,797	Gold Resource Corp. (a)(b)	32,395,222
37,266	I-Pulse, Inc. (a)(c)(d)(e)	52,545
964,800	Newmont Mining Corp.	53,932,320
741,765	Royal Gold, Inc.	32,734,089
		166,070,145
	Total Gold & Gold Related	1,145,750,088

	Precious Metals & Related - 7.4%
	Australia - 0.0%
153,660	Panoramic Resources Ltd.	341,979
	Canada - 6.5%
1,201,303	Pan American Silver Corp. (a)	27,585,856
2,714,875	Silver Wheaton Corp. (a)	51,205,123
2,406,600	Tahoe Resources, Inc. (a)	18,118,850
		96,909,829
	South Africa - 0.6%
978,333	Ivanhoe Nickel & Platinum Ltd. (a)(c)(d)(e)	8,804,997
	United States - 0.3%
1,750,000	GoviEx Uranium, Inc. (a)(c)(d)(e)	4,812,500
	Total Precious Metals & Related (Cost $81,834,043)	110,869,305
	TOTAL COMMON STOCKS (Cost $665,919,871)	1,257,660,432

	CLOSED-END MUTUAL FUND - 1.0%
	Gold & Gold Related - 1.0%
	Canada - 1.0%
1,400,000	Sprott Physical Gold Trust (a)	15,428,000
	Total Gold & Gold Related	15,428,000
	TOTAL CLOSED-END MUTUAL FUND (Cost $14,500,000)	15,428,000
Ounces
	GOLD BULLION - 7.7%
98,032	Gold Bullion (a)	115,775,445
	TOTAL GOLD BULLION (Cost $44,609,241)	115,775,445
Shares
	WARRANTS - 0.1%
	Financial - 0.0%
	Cayman Islands - 0.0%
1,000,000	Endeavour Financial Corp.	671,174
	Expires: 1/30/2014, Exercise Price: CAD $2.50 (a)
	Total Financial	671,174
	Gold & Gold Related - 0.1%
	Canada - 0.1%
1,250,000	Torex Gold Resources, Inc.	285,735
	Expires: 11/12/2011, Exercise Price: CAD $1.30 (a)(b)
108,032	Kinross Gold Corp.	280,575
	Expires: 9/3/2013, Exercise Price: CAD $32.00 (a)
125,000	Minefinders Corp.	487,574
	Expires: 12/31/2011, Exercise Price: CAD $5.00 (a)
4,175,000	Yukon-Nevada Gold Corp.	-
	Expires: 5/30/2012, Exercise Price: CAD $3.00 (a)(d)
		1,053,884
	United States - 0.0%
37,266	I-Pulse, Inc.	-
	Expires: 12/15/2010, Exercise Price: $2.80 (a)(d)
111,500	U.S. Gold Corp.	18,980
	Expires: 2/22/2011, Exercise Price: $10.00 (a)
		18,980
	Total Gold & Gold Related	1,072,864

	Precious Metals & Related - 0.0%
	Canada - 0.0%
97,500	Ivanhoe Nickel & Platinum Ltd.	-
	IPO Warrants, Expires: 12/31/10 (a)(c)(d)(e)
133,333	Pan American Silver Corp.	-
	Expires: 1/4/2015, Exercise Price: CAD $5.00 (a)(d)
	Total Precious Metals & Related	-
	TOTAL WARRANTS (Cost $1,314,862)	1,744,038
Contracts
	PURCHASED OPTIONS - 0.0%
	Gold & Gold Related - 0.0%
	United States - 0.0%
2,369,755	Los-Gatos Ltd.	-
	Expires: 10/2/2019, Exercise Price $0.36 (a)(c)(d)(e)
	Total Gold & Gold Related	-
	TOTAL PURCHASED OPTIONS (Cost $0)	-
Shares
	RIGHTS - 0.0%
	Precious Metals & Related - 0.0%
	United States - 0.0%
195,000	Ivanhoe Nickel & Platinum Ltd. (a)(c)(d)(e)	-
	Total Gold & Gold Related	-
	TOTAL RIGHTS (Cost $0)	-

	SHORT TERM INVESTMENTS - 6.4%
	Money Market Funds - 2.0%
31,843,833	AIM STIT - Treasury Portfolio, 0.03% (f)	31,843,833

Principal
Amount	Repurchase Agreement - 4.4%
$ 66,439,000	Repurchase Agreement with U.S. Bank, N.A., 0.01%
	dated 7/30/2010, due 8/02/2010, collateralized by:
	Fannie Mae Conventional Level Pay 15 Year Fixed (Pool #555745)
	valued at $67,767,856.
	Repurchase proceeds of $66,439,055.
	(Cost $66,439,000)	66,439,000
	TOTAL SHORT TERM INVESTMENTS (Cost $98,282,833)	98,282,833

	Total Investments (Cost $824,626,807) - 99.0%	1,488,890,748
	Other Assets in Excess of Liabilities - 1.0%	12,822,655
	TOTAL NET ASSETS - 100.0%	$1,501,713,403

The accompanying footnotes are an integral part of these Schedules of Investments.

	Percentages are stated as a percent of net assets.
	ADR - American Depository Reciept
	(a) Non-income producing security.
	(b) Affiliated company. See Footnote 3.
	(c) Denotes a security is either fully or partially restricted to resale. The aggregate value of restricted securites at July 31, 2010 was $57,374,638, which represented 3.8% of
	net assets.
	(d) Fair valued security. The aggregate value of fair valued securities as of July 31, 2010 was $67,542,758, which represented 4.5% of net assets.
	(e) Security is considered illiquid an may be difficult to sell.
	(f) Variable rate security. The rate listed is as of July 31, 2010.

The Delafield Fund
Schedule of Investments as of July 31, 2010
(Unaudited)

Shares		Value
	COMMON STOCKS - 85.4%
	Aerospace & Defense - 4.4%
200,000	Ceradyne, Inc. (a)	$4,650,000
300,000	Esterline Technologies Corp. (a)	15,399,000
410,000	Honeywell International, Inc.	17,572,600
		37,621,600
	Building Products - 2.3%
750,000	Griffon Corp. (a)	10,170,000
450,000	Trex Co., Inc. (a)	9,765,000
		19,935,000
	Chemicals - 15.2%
465,000	A Schulman, Inc.	9,109,350
225,000	Ashland, Inc.	11,441,250
300,000	Cytec Industries, Inc.	14,976,000
275,000	Eastman Chemical Co.	17,226,000
1,925,000	Ferro Corp. (a)	20,539,750
330,000	FMC Corp.	20,621,700
145,000	Lubrizol Corp.	13,556,050
825,000	PolyOne Corp. (a)	8,505,750
525,000	Solutia, Inc. (a)	7,407,750
600,000	Spartech Corp. (a)	6,276,000
		129,659,600
	Commercial Services & Supplies - 1.0%
500,000	R. R. Donnelley & Sons Co.	8,435,000
	Communications Equipment - 1.2%
240,000	Harris Corp.	10,687,200
	Computers & Peripherals - 0.9%
150,000	Diebold, Inc.	4,293,000
350,000	Intermec, Inc. (a)	3,675,000
		7,968,000
	Construction & Engineering - 1.2%
435,000	Insituform Technologies, Inc. (a)	9,961,500
	Containers & Packaging - 1.4%
360,000	Sonoco Products Co.	11,772,000
	Electrical Equipment - 6.3%
425,000	Acuity Brands, Inc.	17,905,250
190,000	AMETEK, Inc.	8,411,300
335,000	Belden, Inc.	8,003,150
400,000	Brady Corp.	11,124,000
180,000	Hubbell, Inc.	8,494,200
		53,937,900
	Electronic Equipment, Instruments & Components - 8.4%
1,300,000	Checkpoint Systems, Inc. (a)	25,961,000
5,100,000	Flextronics International Ltd. (a)(b)	31,722,000
450,000	Lecroy Corp. (a)	2,421,000
1,350,000	Vishay Intertechnology, Inc. (a)	11,461,500
		71,565,500
	Food & Staples Retailing - 0.8%
575,000	SUPERVALU, Inc.	6,486,000
	Glass and Glass Product Manufacturing - 1.8%
555,000	Owens-Illinois, Inc. (a)	15,345,750

	Household Durables - 3.7%
550,000	Ethan Allen Interiors, Inc.	8,437,000
400,000	Stanley Black & Decker, Inc.	23,208,000
		31,645,000
	Industrial Conglomerates - 2.7%
250,000	Carlisle Companies, Inc.	8,420,000
385,000	Tyco International Ltd. (b)	14,737,800
		23,157,800
	Life Sciences Tools & Services - 2.1%
400,000	Thermo Fisher Scientific, Inc. (a)	17,944,000
	Machinery - 15.8%
1,175,000	Albany International Corp. (c)	21,561,250
925,000	Barnes Group, Inc.	17,001,500
350,000	Crane Co.	12,439,000
335,000	Dover Corp.	16,069,950
1,675,000	Federal Signal Corp.	9,983,000
425,000	Harsco Corp.	9,843,000
235,000	IDEX Corp.	7,559,950
575,000	Ingersoll-Rand PLC (b)	21,539,500
550,000	Kennametal, Inc.	15,064,500
480,975	Lydall, Inc. (a)	3,438,971
		134,500,621
	Medical Equipment and Supplies Manufacturing - 0.6%
195,000	WR Grace & Co. (a)	5,005,650
	Metals & Mining - 0.8%
150,000	Commercial Metals Co.	2,158,500
375,000	Molycorp, Inc. (a)	4,627,500
		6,786,000
	Oil and Gas Extraction - 1.9%
309,200	Minerals Technologies, Inc.	16,130,964
	Oil, Gas & Consumable Fuels - 2.7%
825,000	El Paso Corp.	10,164,000
570,000	Southern Union Co.	12,864,900
		23,028,900
	Professional Services - 0.8%
350,000	School Specialty, Inc. (a)	6,709,500
	Semiconductors & Semiconductor Equipment - 2.4%
875,000	Fairchild Semiconductor International (a)	7,945,000
825,000	Teradyne, Inc. (a)	8,877,000
400,000	Verigy Ltd. (a)(b)	3,560,000
		20,382,000
	Specialty Retail - 4.2%
1,250,000	Collective Brands, Inc. (a)	20,025,000
625,000	Foot Locker, Inc.	8,493,750
350,000	GameStop Corp. (a)	7,017,500
		35,536,250
	Support Activities for Mining - 0.8%
410,000	Weatherford International Ltd. (a)(b)	6,642,000
	Trading Companies & Distributors - 2.0%
635,000	Rush Enterprises, Inc. (a)	9,486,900
200,000	WESCO International, Inc. (a)	7,186,000
		16,672,900
	TOTAL COMMON STOCKS (Cost $654,256,742)	727,516,635

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.1%
600,000	Kimco Realty Corp.	9,042,000
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,536,617)	9,042,000

	WARRANTS - 0.0%
	Air Freight & Logistics - 0.0%
	Clark Holdings, Inc.
410,000	Expiration: February 15, 2011, Exercise Price: $6.00 (a)	6,888
	TOTAL WARRANTS (Cost $465,970)	6,888

Principal
Amount
	FOREIGN GOVERNMENT BONDS - 0.4%
	Telecommunications - 0.4%
	Deutsche Telekom International Finance BV (b)
$ 3,000,000	4.875%, 07/08/2014	3,268,212
	TOTAL FOREIGN GOVERNMENT BONDS (Cost $2,988,208)	3,268,212

	U.S. GOVERNMENT NOTES - 1.2%
	United States Treasury Notes - 1.2%
10,000,000	1.000%, 07/31/2011	10,066,410
	TOTAL U.S. GOVERNMENT NOTES (Cost $9,970,679)	10,066,410

	CORPORATE BONDS - 1.3%
	Aerospace & Defense - 0.1%
1,000,000	Honeywell International, Inc.	1,083,779
	3.875%, 02/15/2014
	Chemicals - 0.5%
	Dow Chemical Co.
2,500,000	7.600%, 05/15/2014	2,921,092
1,000,000	5.900%, 02/15/2015	1,109,680
		4,030,772
	Diversified Financial Services - 0.1%
1,000,000	JP Morgan Chase & Co.	1,081,933
	4.650%, 06/01/2014
	Electric Utilities - 0.1%
1,000,000	Duke Energy Corp.	1,063,504
	3.950%, 09/15/2014
	Health Care Equipment & Supplies - 0.1%
1,000,000	St. Jude Medical, Inc.	1,065,086
	3.750%, 07/15/2014
	Management of Companies and Enterprises - 0.1%
500,000	BAE Systems Holdings, Inc.	547,636
	4.950%, 06/01/2014
	Natural Gas Distribution - 0.1%
655,000	Sonat, Inc.	684,125
	7.625%, 07/15/2011
	Oil, Gas & Consumable Fuels - 0.1%
1,000,000	El Paso Corp.	1,069,149
	7.875%, 06/15/2012
	Software - 0.1%
1,000,000	Oracle Corp.	1,079,037
	3.750%, 07/08/2014
	TOTAL CORPORATE BONDS (Cost $10,657,619)	11,705,021

	SHORT TERM INVESTMENTS - 11.2%
Shares	Money Market Funds - 11.2%
95,071,190	AIM STIT-Treasury Portfolio, 0.03% (d)	95,071,190
	TOTAL SHORT TERM INVESTMENTS (Cost $95,071,189)	95,071,190

	Total Investments (Cost $778,947,024) - 100.6%	856,676,356
	Liabilities in Excess of Other Assets - (0.6)%	(5,129,576)
	TOTAL NET ASSETS - 100.00%	$851,546,780

The accompanying footnotes are an integral part of these Schedules of Investments

	Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: Ireland 2.5%; Netherlands 0.4%; Singapore 4.1%; Switzerland 2.5%.
(c)	Affiliated company. See Footnote 3.
(d)	Variable rate security. The rate listed is as of July 31, 2010.

The Select Fund
Schedule of Investments as of July 31, 2010
(Unaudited)

Shares		Value
	COMMON STOCKS - 86.5%
	Chemicals - 5.9%
21,600	Ashland, Inc.	$1,098,360
20,000	Cytec Industries, Inc.	998,400
		2,096,760
	Containers & Packaging - 2.8%
30,000	Sonoco Products Co.	981,000
	Electrical Equipment - 3.5%
29,500	Acuity Brands, Inc.	1,242,835
	Electronic Equipment, Instruments & Components - 10.3%
79,000	Checkpoint Systems, Inc. (a)	1,577,630
202,000	Flextronics International Ltd. (a)(b)	1,256,440
98,000	Vishay Intertechnology, Inc. (a)	832,020
		3,666,090
	Hotels, Restaurants & Leisure - 2.4%
84,800	Ruby Tuesday, Inc. (a)	866,656
	Household Durables - 5.8%
73,500	Ethan Allen Interiors, Inc.	1,127,490
16,000	Stanley Black & Decker, Inc.	928,320
		2,055,810
	Industrial Conglomerates - 2.0%
21,000	Carlisle Companies, Inc.	707,280
	Internet Software & Services - 3.4%
50,500	j2 Global Communications, Inc. (a)	1,188,265
	IT Services - 4.4%
11,400	Cognizant Technology Solutions Corp. (a)	621,984
23,500	Genpact Ltd. (a)(b)	354,145
90,000	Tier Technologies, Inc. (a)	591,300
		1,567,429
	Life Sciences Tools & Services - 3.3%
9,900	Charles River Laboratones International, Inc. (a)	307,692
19,000	Thermo Fisher Scientific, Inc. (a)	852,340
		1,160,032
	Machinery - 25.7%
108,000	Albany International Corp. (c)	1,981,800
74,000	Barnes Group, Inc.	1,360,120
31,500	Crane Co.	1,119,510
34,000	Ingersoll-Rand PLC (b)	1,273,640
52,000	Kennametal, Inc.	1,424,280
165,000	Trimas Corp. (a)	1,970,100
		9,129,450
	Oil and Gas Extraction - 3.9%
26,500	Minerals Technologies, Inc.	1,382,505
	Specialty Retail - 6.8%
84,000	Collective Brands, Inc. (a)	1,345,680
79,000	Foot Locker, Inc.	1,073,610
		2,419,290
	Textiles, Apparel & Luxury Goods - 3.8%
54,300	Maidenform Brands, Inc. (a)	1,348,269
	Trading Companies & Distributors - 2.5%
24,500	WESCO International, Inc. (a)	880,285
	TOTAL COMMON STOCKS (Cost $22,746,062)	30,691,956

	SHORT TERM INVESTMENTS - 12.4%
	Money Market Funds - 12.4%
4,397,413	AIM STIT-Treasury Portfolio, 0.03% (d)	4,397,413
	TOTAL SHORT TERM INVESTMENTS (Cost $4,397,413)	4,397,413

	Total Investments (Cost $27,143,475) - 98.9%	35,089,369
	Other Assets in Excess of Liabilities - 1.1%	379,440
	TOTAL NET ASSETS - 100.0%	$35,468,809

The accompanying footnotes are an integral part of these Schedules of Investments

	Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: Bermuda 1.0%; Ireland 3.6%; Singapore 3.5%.
(c)	Affiliated company. See Footnote 3.
(d)	Variable rate security. The rate shown is as of July 31, 2010.

1) Fair Valuation Pricing Inputs

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

● Level 1 - Quoted prices in active markets for identical securities.
● Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
● Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

Equity investments, including common stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investments trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation.  If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used.  If there is no Nasdaq Official Closing Price for a Nasdaq-listed security or sale price available for an over-the-counter security, the mean of the latest bid and asked quotations from Nasdaq will be used.  When using the market quotations or closing price provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.

Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, convertible bonds and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument.  On days when the closing price of the S&P 500 moves more than 1% from its opening price, common stocks of the International Value Fund which are traded on non-North American exchanges may be valued using matrix pricing formulas provided by and independent pricing service.  These securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees and will be classified as Level 3 securities.  In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale.  With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund's NAV, which a Fund believes affects the value of the security since its last market quotation.  Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in generals (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions).

In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value servcie provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occuring from the time of close of the relevant foreign market and the close of the NYSE.  Fair value pricing may also be used to value restricted securities held by the Funds or securities with little or no trading activity for extended periods of time.  Fair value pricing involves judgements that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price.  As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The following is a summary of the inputs used, as of July 31, 2010, involving the Funds' assets carried at value.  The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

The Tocqueville Fund
Common Stocks*	$ 437,893,024	$ -	$ -	$ 437,893,024

Warrants*	-	17,391	-	17,391

Short-Term Investments
Repurchase Agreement	-	5,842,000	-	5,842,000
Total Short-Term Investments	-	5,842,000	-	5,842,000
Total Fund	$ 437,893,024	$ 5,859,391	$ -	$ 443,752,415

The Tocqueville Small Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$ 25,673,825	$ -	$ -	$ 25,673,825

Short-Term Investments
Repurchase Agreement	-	57,000	-	57,000
Total Short-Term Investments	-	57,000	-	57,000
Total Fund	$ 25,673,825	$ 57,000	$ -	$ 25,730,825

The Tocqueville International Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$ 119,828,268	$ -	$ -	$ 119,828,268

Warrants*	-	82,218	-	82,218
				-
Short-Term Investments
Money Market Fund	4,933,521	-	-	4,933,521
Repurchase Agreement	-	5,895,000	-	5,895,000
Total Short-Term Investments	4,933,521	5,895,000	-	10,828,521
Total Fund	$ 129,695,310	$ 5,977,218	$ -	$ 130,739,007

The Tocqueville Gold Fund	Level 1	Level 2	Level 3	Total
Common Stocks
Gold & Gold Related	$ 838,330,153	$ 263,662,794	$ 43,757,141	$ 1,145,750,088
Oil, Gas and Consumable Fuels	-	1,041,039	-	1,041,039
Precious Metals & Related	18,460,829	78,790,979	13,617,497	110,869,305
Total Common Stocks	856,790,982	343,494,812	57,374,638	1,257,660,432

Closed End Mutual Funds*	15,428,000	-	-	15,428,000

Warrants*	-	1,744,038	-	1,744,038

Purchased Call Options*	-	-	-	-

Rights*	-	-	-	-

Gold Bullion	-	115,775,445	-	115,775,445

Short-Term Investments
Money Market Fund	31,843,833	-	-	31,843,833
Repurchase Agreement	-	66,439,000	-	66,439,000
Total Short-Term Investments	31,843,833	66,439,000	-	98,282,833
Total Fund	$ 904,062,815	$ 527,453,295	$ 57,374,638	$ 1,488,890,748

The Delafield Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$ 727,516,635	$ -	$ -	$ 727,516,635

Corporate Bonds*	-	11,705,021	-	11,705,021

Foreign Government Bonds*	-	3,268,212	-	3,268,212

Real Estate Investment Trust (REIT)	9,042,000	-	-	9,042,000

Warrants*	-	6,888	-	6,888

U.S. Treasury Notes	-	10,066,410	-	10,066,410

Short-Term Investments
Money Market Funds	95,071,190	-	-	95,071,190
Total Short-Term Investments	95,071,190	-	-	95,071,190
Total Fund	$ 831,629,825	$ 25,046,531	$ -	$ 856,676,356

The Select Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$ 30,691,956	$ -	$ -	$ 30,691,956

Money Market Funds	4,397,413	-	-	4,397,413
Total Fund	$ 35,089,369	$ -	$ -	$ 35,089,369

* For further information regarding portfolio characteristics, please see the accompanying Schedules of Investments.

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:

	The Tocqueville Fund	The Tocqueville Small Cap Fund	The Tocqueville International Value Fund	The Tocqueville Gold Fund	The Delafield Fund	The Select Fund
Beginning Balance - November 1, 2009	$ -	$ -	$ -	$ 18,168,423	$ -	$ -
Purchases	-	-	-	34,536,814	-	-
Sales	-	-	-	-	-	-
Realized gains	-	-	-	-	-	-
Realized losses	-	-	-	-	-	-
Change in unrealized appreciation	-	-	-	4,669,401	-	-
Transfers in/(out) of level 3	-	-	-	-	-	-
Ending Balance - July 31, 2010	$ -	$ -	$ -	$ 57,374,638	$ -	$ -

2)	Federal Tax Information

The cost basis of investments for federal income tax purposes at July 31, 2010 for The Tocqueville Fund, The Tocqueville Small Cap Fund, The Tocqueville International Value Fund, The Tocqueville Gold Fund, The Delafield Fund, and The Select Fund (collectively the "Funds"), were as follows*:

		The Tocqueville Fund	The Tocqueville Small Cap Fund	The Tocqueville International Value Fund	The Tocqueville Gold Fund	The Delafield Fund	The Select Fund
	Cost of Investments	$ 447,941,103	$ 24,507,786	$ 124,425,372	$ 824,626,807	$ 778,947,024	$ 27,143,475
	Gross unrealized appreciation	$ 51,277,606	$ 3,561,168	$ 19,738,764	$ 688,279,706	$ 132,621,314	$ 8,348,265
	Gross unrealized depreciation	(55,466,294)	(2,338,129)	(13,425,129)	(24,015,765)	(54,891,982)	(402,371)
	Net unrealized appreciation (depreciation)	$ (4,188,688)	$ 1,223,039	$ 6,313,635	$ 664,263,941	$ 77,729,332	$ 7,945,894

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

3) Transactions with affiliates
The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from November 1, 2009 through July 31, 2010.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

The Tocqueville Fund
	Share Balance			Share Balance	Dividend	Realized	Value at
Issuer Name	at Nov. 1, 2009	Additions	Reductions	at July 31, 2010	Income	Gain/(Loss)	July 31, 2010
Alaska Communication Systems Group, Inc.	600,000	-	(50,000)	550,000	$ 376,250	$ (99,217)	$ 5,093,000
					$ 376,250	$ (99,217)	$ 5,093,000

The Tocqueville Small Cap Fund
	Share Balance			Share Balance	Dividend	Realized	Value at
Issuer Name	at Nov. 1, 2009	Additions	Reductions	at July 31, 2010	Income	Gain/(Loss)	July 31, 2010
1-800 Flowers.com, Inc.	102,500	-	(52,500)	50,000	$ -	$ (314,932)	$ 111,500
Landec Corp.	44,700	-	(8,300)	36,400	-	(15,800)	234,780
Silicon Image, Inc.	255,500	-	(155,500)	100,000	-	(266,746)	426,000
Ultratech, Inc.	94,500	-	(27,500)	67,000	-	23,169	1,210,690
					$ -	$ (574,309)	$ 1,982,970

The Tocqueville Gold Fund
	Share Balance			Share Balance	Dividend	Realized	Value at
Issuer Name	at Nov. 1, 2009	Additions	Reductions	at July 31, 2010	Income	Gain/(Loss)	July 31, 2010
Banro Corp.	4,631,400	549,700	-	5,181,100	$ -	$ -	$ 9,071,524
Comaplex Minerals Corp. (a)	2,839,000	-	(1,501,200)	-	-	5,241,447	-
Gold Resource Corp.	2,300,797	-	-	2,300,797	-	-	32,395,222
International Tower Hill Mines Ltd.	1,993,100	500,036	-	2,493,136	-	-	15,617,719
International Tower Hill Mines Ltd.	-	1,666,667	-	1,666,667	-	-	10,168,120
Orezone Gold Corp. (a)	2,145,463	-	-	2,145,463		-	1,669,539
Romarco Minerals	15,387,800	-	-	15,387,800	-	-	25,445,513
Scorpio Mining Corp.	-	16,699,542	-	16,699,542	-	-	10,863,336
Torex Gold Resources, Inc.	-	5,000,000	-	5,000,000	-	-	4,717,669
Torex Gold Resources, Inc., Warrants	-	1,250,000	-	1,250,000	-	-	285,735
					$ -	$ 5,241,447	$ 110,234,377

The Delafield Fund
	Share Balance			Share Balance	Dividend	Realized	Value at
Issuer Name	at Nov. 1, 2009	Additions	Reductions	at July 31, 2010	Income	Gain/(Loss)	July 31, 2010
Albany International Corp.	850,000	325,000	-	1,175,000	$ 306,000	$ -	$ 21,561,250
					$ 306,000	$ -	$ 21,561,250

The Select Fund
	Share Balance			Share Balance	Dividend	Realized	Value at
Issuer Name	at Nov. 1, 2009	Additions	Reductions	at July 31, 2010	Income	Gain/(Loss)	July 31, 2010
Albany International Corp.	80,000	49,000	(21,000)	108,000	$ 27,720	$ (177,289)	$ 1,981,800
					$ 27,720	$ (177,289)	$ 1,981,800

(a) Security is no longer an affiliated company at July 31, 2010.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       The Tocqueville Trust

By (Signature and Title)     /s/ Robert W. Kleinschmidt
 Robert W. Kleinschmidt, President

Date         9/27/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Robert W. Kleinschmidt
  Robert W. Kleinschmidt, President

Date         9/27/10

By (Signature and Title)*    /s/ John Cassidy
  John Cassidy, Treasurer

Date         9/27/10

* Print the name and title of each signing officer under his or her signature.